Offerings - Offering: 1	Feb. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	8,056,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 8,056,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,112.53
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $8,056,000.